Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Retained Earnings [Member]
Beginning Balance at Sep. 30, 2011	$ (16,918)	$ 253	$ 89,241	$ (4,017)	$ (102,395)
Beginning Balance (Shares) at Sep. 30, 2011		25,250,000
Other comprehensive income, net of tax	659			659
Stock-based compensation	672		672
Dividend to NMH Investment	(75)		(75)
Net loss	(14,269)				(14,269)
Ending Balance at Sep. 30, 2012	(29,931)	$ 253	89,838	(3,358)	(116,664)
Ending Balance (Shares) at Sep. 30, 2012		25,250,000
Other comprehensive income, net of tax	1,478			1,478
Stock-based compensation	273		273
Dividend to NMH Investment	(39)		(39)
Net loss	(18,296)				(18,296)
Ending Balance at Sep. 30, 2013	(46,515)	$ 253	90,072	(1,880)	(134,960)
Ending Balance (Shares) at Sep. 30, 2013		25,250,000
Issuance of common stock, net of issuance costs	182,203	$ 117	182,086
Issuance of common stock, net of issuance Shares		11,700,000
Other comprehensive income, net of tax	1,880			$ 1,880
Stock-based compensation	895		895
Dividend to NMH Investment	(110)		(110)
Net loss	(22,815)				(22,815)
Ending Balance at Sep. 30, 2014	115,538	$ 370	$ 272,943		$ (157,775)
Ending Balance (Shares) at Sep. 30, 2014		36,950,000
Net loss	(1,192)
Ending Balance at Jun. 30, 2015	$ 120,064